Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase (decrease) in Net Assets resulting from operations	$ (4,742,224)	$ (7,349,942)
Adjustments to reconcile net increase (decrease) in Net Assets derived from operations to net cash provided by (used in) operating activities
Proceeds from disposition of investments	498,424	808,955
Net purchases/sales from short-term investments	(282,470)	(426,644)
Increase (decrease) in dividends, interest, and reclaims receivable	(168,314)	(1,824,186)
Increase (decrease) in due to Custodian	10,000	0
Increase (decrease) in receivable in investment sold	0	(339,624)
Increase (decrease) in payable to affiliates	222,107	519,060
Increase (decrease) in other assets	(8,563)	(8,233)
Increase (decrease) in accrued expenses and other payables	(73,157)	131,388
Net realized gain (loss) from investments	7,864,997	(186,573)
Net unrealized appreciation (depreciation) from investments, other assets, and warrants transactions	(3,320,862)	8,739,940
Net cash provided by (used in) operating activities	(62)	64,141
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by (used in) financing activities	0	0
Net increase (decrease) in cash	(62)	64,141
Cash and foreign currency - beginning of period	3,404	0
Cash and foreign currency - end of period	$ 3,342	$ 64,141